Trade and Other Receivables (Details) - AUD ($)		Jun. 30, 2019	Jun. 30, 2018
Current
Trade receivables	[1]	$ 332,972	$ 492,276
Loss allowance		(34,046)
Other receivables		138,172
Accrued income	[2]	531,828	1,191,029
Total Trade and Other Receivables		$ 968,926	$ 1,683,305

[1]	All trade receivables are non-interest bearing.
[2]	Primarily comprises of receivables from the Australian Tax Office in relation to R&D tax concession for the year.